Variable interest entity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Current assets	$ 9,000,460		$ 9,578,219
Other assets	721,755		13,573,880
Total assets	9,722,215		23,152,099
Total liabilities	(6,897,764)		(4,952,542)
Net assets	2,735,125		17,672,312
Current liabilities:
Accounts payable	1,161,228		3,318,162
Other payables and accrued liabilities	757,622		180,237
Short-term loan	4,421,453		662,955
Contract liabilities	126,546		9,544
Taxes payable	278,986		417,816
Total current liabilities	6,897,764		4,848,642
Total liabilities	6,897,764		4,952,542
Operating revenues	1,864,869	$ 3,443,594
Gross profit	809,043	1,281,226
Loss from operations	(15,778,513)	(1,093,433)
Net loss	(15,832,281)	(1,608,451)
Net loss attributable to non-controlling interest	(452,479)	(11,238)
V I Es [Member]
Current assets	12,824,322		13,358,763
Other assets	157,329		269,115
Total assets	12,981,651		13,627,878
Total liabilities	(6,141,243)		(4,749,905)
Net assets	6,840,408		8,877,973
Current liabilities:
Accounts payable	1,161,228		3,318,162
Other payables and accrued liabilities	1,158		84,837
Short-term loan	4,421,453		662,955
Contract liabilities	126,546		9,544
Lease liabilities	151,929		189,189
Taxes payable	278,929		417,653
Total current liabilities	6,141,243		4,682,340
Lease liabilities – non-current			67,565
Total liabilities	6,141,243		$ 4,749,905
Operating revenues	1,864,869	3,443,594
Gross profit	809,043	1,281,226
Loss from operations	(2,323,431)	(409,275)
Net loss	(2,283,706)	(379,895)
Net loss attributable to INFOBIRD CO., LTD	(2,215,195)	(368,498)
Net loss attributable to non-controlling interest	$ (68,511)	$ (11,397)